Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long Term-debt Maturities Repayments of Principal [Line Items]
2014	¥ 945,046
2015	967,704
2016	679,173
2017	536,391
2018	329,334
After five years	198,243
Long-term debt, noncurrent	2,710,845	2,235,001
Total	¥ 3,655,891	¥ 3,146,396